Derivative Instruments (Schedule of Offsetting Assets and Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative instruments, recorded in the Condensed Consolidated Balance Sheet, gross	$ 18,194	$ 13,000	$ 416
Derivative instruments subject to master netting arrangements	(18,194)	(4,700)	(370)
Derivative Instruments, net		8,300	46
Derivative instruments, recorded in the Condensed Consolidated Balance Sheet, gross	37,857	256	0
Derivative instruments subject to master netting arrangements	(18,194)	(4,600)	(2,306)
Derivative Instruments, net	$ 19,663	$ (4,344)	$ (2,306)